Schedule of Investments(a)
March 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.97%
Aerospace & Defense–2.81%
Airbus SE (France)(b)	62,149	$7,512,169
Lockheed Martin Corp.	18,473	8,153,982
Textron, Inc.	76,238	5,670,583
		21,336,734
Agricultural & Farm Machinery–0.87%
Deere & Co.	15,829	6,576,316
Application Software–2.85%
Datadog, Inc., Class A(b)	11,637	1,762,656
HubSpot, Inc.(b)	2,662	1,264,290
Paycom Software, Inc.(b)	8,686	3,008,657
salesforce.com, inc.(b)	38,995	8,279,419
Synopsys, Inc.(b)	22,027	7,340,938
		21,655,960
Asset Management & Custody Banks–0.69%
Blackstone, Inc., Class A	11,482	1,457,525
KKR & Co., Inc., Class A	64,150	3,750,851
		5,208,376
Automobile Manufacturers–1.80%
General Motors Co.(b)	182,218	7,970,215
Tesla, Inc.(b)	5,275	5,684,340
		13,654,555
Automotive Retail–0.40%
O’Reilly Automotive, Inc.(b)	4,440	3,041,222
Biotechnology–0.20%
Alnylam Pharmaceuticals, Inc.(b)	9,361	1,528,558
Casinos & Gaming–1.16%
Caesars Entertainment, Inc.(b)	40,875	3,162,090
Penn National Gaming, Inc.(b)	133,265	5,653,101
		8,815,191
Construction Machinery & Heavy Trucks–0.68%
Caterpillar, Inc.	8,608	1,918,035
Oshkosh Corp.(c)	32,322	3,253,209
		5,171,244
Consumer Electronics–1.15%
Sony Group Corp. (Japan)	84,200	8,690,364
Copper–1.99%
Freeport-McMoRan, Inc.	304,265	15,134,141
Data Processing & Outsourced Services–3.72%
Adyen N.V. (Netherlands)(b)(d)	1,693	3,344,641
Block, Inc., Class A(b)	5,828	790,277
Visa, Inc., Class A(c)	108,754	24,118,374
		28,253,292
Diversified Metals & Mining–0.91%
Glencore PLC (Australia)	1,058,419	6,878,421
Shares		Value
Diversified Support Services–0.43%
Cintas Corp.	7,675	$3,264,868
Electrical Components & Equipment–0.40%
ABB Ltd., ADR (Switzerland)	93,925	3,037,535
Electronic Equipment & Instruments–1.53%
Teledyne Technologies, Inc.(b)	24,597	11,625,280
Financial Exchanges & Data–1.15%
Intercontinental Exchange, Inc.	58,126	7,679,607
S&P Global, Inc.	2,617	1,073,441
		8,753,048
Food Distributors–0.87%
US Foods Holding Corp.(b)	175,086	6,588,486
Food Retail–0.58%
HelloFresh SE (Germany)(b)	96,578	4,364,059
Gold–0.39%
Barrick Gold Corp. (Canada)	121,516	2,980,787
Health Care Equipment–3.12%
DexCom, Inc.(b)	14,238	7,284,161
Intuitive Surgical, Inc.(b)	29,424	8,876,632
Shockwave Medical, Inc.(b)	36,336	7,534,633
		23,695,426
Health Care Supplies–1.07%
Align Technology, Inc.(b)	2,989	1,303,204
Cooper Cos., Inc. (The)	16,339	6,823,003
		8,126,207
Home Improvement Retail–2.31%
Lowe’s Cos., Inc.	86,554	17,500,353
Hotels, Resorts & Cruise Lines–2.07%
Booking Holdings, Inc.(b)	6,293	14,778,796
Travel + Leisure Co.	15,884	920,319
		15,699,115
Industrial REITs–0.42%
Prologis, Inc.	19,562	3,158,872
Insurance Brokers–0.56%
Aon PLC, Class A	5,843	1,902,656
Arthur J. Gallagher & Co.	2,401	419,215
Marsh & McLennan Cos., Inc.	11,151	1,900,353
		4,222,224
Integrated Oil & Gas–1.76%
Occidental Petroleum Corp.	78,807	4,471,509
Suncor Energy, Inc. (Canada)	271,465	8,847,045
		13,318,554
Interactive Home Entertainment–2.28%
Electronic Arts, Inc.	69,858	8,837,736
Nintendo Co. Ltd. (Japan)	16,100	8,123,461

See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Franchise Fund

Shares		Value
Interactive Home Entertainment–(continued)
Sea Ltd., ADR (Taiwan)(b)	2,666	$319,360
		17,280,557
Interactive Media & Services–8.63%
Alphabet, Inc., Class A(b)	17,776	49,441,277
Meta Platforms, Inc., Class A(b)	52,625	11,701,695
ZoomInfo Technologies, Inc., Class A(b)	72,893	4,354,628
		65,497,600
Internet & Direct Marketing Retail–7.25%
Amazon.com, Inc.(b)	15,355	50,056,532
Farfetch Ltd., Class A (United Kingdom)(b)	212,890	3,218,897
JD.com, Inc., ADR (China)(b)	30,327	1,755,024
		55,030,453
Internet Services & Infrastructure–1.18%
Cloudflare, Inc., Class A(b)	27,938	3,344,179
MongoDB, Inc.(b)	7,483	3,319,384
Snowflake, Inc., Class A(b)	10,093	2,312,609
		8,976,172
Investment Banking & Brokerage–0.34%
Charles Schwab Corp. (The)	30,214	2,547,342
Life Sciences Tools & Services–2.40%
Avantor, Inc.(b)	240,525	8,134,556
IQVIA Holdings, Inc.(b)	26,669	6,166,139
Thermo Fisher Scientific, Inc.	6,679	3,944,951
		18,245,646
Managed Health Care–2.84%
UnitedHealth Group, Inc.	42,208	21,524,814
Movies & Entertainment–0.37%
Netflix, Inc.(b)	7,452	2,791,445
Oil & Gas Equipment & Services–1.04%
Baker Hughes Co., Class A	135,268	4,925,108
Halliburton Co.	78,562	2,975,143
		7,900,251
Oil & Gas Exploration & Production–0.71%
APA Corp.	130,648	5,399,682
Oil & Gas Refining & Marketing–0.55%
Marathon Petroleum Corp.	48,899	4,180,865
Other Diversified Financial Services–0.44%
Apollo Global Management, Inc.	53,973	3,345,786
Pharmaceuticals–1.31%
Bayer AG (Germany)	22,423	1,540,418
Novo Nordisk A/S, ADR (Denmark)	7,541	837,428
Novo Nordisk A/S, Class B (Denmark)	68,539	7,590,466
		9,968,312
Property & Casualty Insurance–0.39%
Chubb Ltd.	13,951	2,984,119
Semiconductor Equipment–1.76%
Applied Materials, Inc.	75,215	9,913,337
ASML Holding N.V., New York Shares (Netherlands)	5,154	3,442,511
		13,355,848
Shares		Value
Semiconductors–6.91%
Monolithic Power Systems, Inc.	8,477	$4,117,110
NVIDIA Corp.	110,192	30,066,989
QUALCOMM, Inc.	119,211	18,217,825
		52,401,924
Specialized REITs–0.47%
Extra Space Storage, Inc.	17,450	3,587,720
Systems Software–13.40%
Microsoft Corp.	211,749	65,284,334
Palo Alto Networks, Inc.(b)	27,851	17,337,526
ServiceNow, Inc.(b)	25,881	14,412,870
Zscaler, Inc.(b)	19,222	4,637,884
		101,672,614
Technology Hardware, Storage & Peripherals–7.30%
Apple, Inc.	317,288	55,401,658
Tobacco–0.15%
Philip Morris International, Inc.	12,196	1,145,692
Trading Companies & Distributors–1.33%
Fastenal Co.	51,967	3,086,840
United Rentals, Inc.(b)	19,714	7,002,610
		10,089,450
Trucking–1.03%
Knight-Swift Transportation Holdings, Inc.	87,785	4,429,631
Lyft, Inc., Class A(b)	89,102	3,421,517
		7,851,148
Total Common Stocks & Other Equity Interests (Cost $427,786,198)		743,458,286
Money Market Funds–1.81%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(e)(f)	4,809,219	4,809,219
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(e)(f)	3,429,983	3,428,954
Invesco Treasury Portfolio, Institutional Class, 0.16%(e)(f)	5,496,250	5,496,250
Total Money Market Funds (Cost $13,734,423)		13,734,423
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.78% (Cost $441,520,621)		757,192,709
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.04%
Invesco Private Government Fund, 0.31%(e)(f)(g)	2,367,571	2,367,571
Invesco Private Prime Fund, 0.34%(e)(f)(g)	5,524,885	5,524,332
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,891,696)		7,891,903
TOTAL INVESTMENTS IN SECURITIES–100.82% (Cost $449,412,317)		765,084,612
OTHER ASSETS LESS LIABILITIES—(0.82)%		(6,195,918)
NET ASSETS–100.00%		$758,888,694
See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Franchise Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2022.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at March 31, 2022 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value March 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,868,097	$19,531,177	$(17,590,055)	$-	$-	$4,809,219	$116
Invesco Liquid Assets Portfolio, Institutional Class	2,048,569	13,950,841	(12,568,804)	-	(1,652)	3,428,954	417
Invesco Treasury Portfolio, Institutional Class	3,277,826	22,321,346	(20,102,922)	-	-	5,496,250	447
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,515,520	66,120,310	(70,268,259)	-	-	2,367,571	1,238*
Invesco Private Prime Fund	15,202,880	123,072,161	(132,745,915)	207	(5,001)	5,524,332	4,302*
Total	$29,912,892	$244,995,835	$(253,275,955)	$207	$(6,653)	$21,626,326	$6,520

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$695,414,287	$48,043,999	$—	$743,458,286
Money Market Funds	13,734,423	7,891,903	—	21,626,326
Total Investments	$709,148,710	$55,935,902	$—	$765,084,612
Invesco V.I. American Franchise Fund